INTANGIBLE ASSET – PURCHASED SOFTWARE, NET (Details Narrative) - Developed Software [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Amortized of straight line term			3 years		3 years
Amortization expense related to purchased software	$ 224,348	$ 226,469	$ 449,142	$ 450,302	$ 902,277	$ 923,904